Loss Allowance for Expected Credit Losses On Credit Exposures Not Measured at Fair Value Through Profit or Loss - Additional Information (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Allowance For Impairment [line items]
Contractual amount outstanding on loans and other facilities written off by bank	$ 4,349,903	$ 4,127,716
Expected credit losses	267,349,317	307,633,542
Losses for expected credit losses	7,861,600	5,917,873	$ 6,073,426
Other debt securities measured at fair value through other comprehensive income	178,005,144	63,824,735
Government securities [member]
Disclosure Of Allowance For Impairment [line items]
Expected credit losses	5,964	286
Transfers Between Stages Of Fair Value Hierarchy Assets	0	0
Government securities [member] | Gross carrying amount [member]
Disclosure Of Allowance For Impairment [line items]
Other debt securities measured at fair value through other comprehensive income	178,005,144	63,824,735
Other Financial Assets [member]
Disclosure Of Allowance For Impairment [line items]
Expected credit losses	18,929	14,032
Transfers Between Stages Of Fair Value Hierarchy Assets	0	0
Other Financial Assets [member] | Gross carrying amount [member]
Disclosure Of Allowance For Impairment [line items]
Other debt securities measured at fair value through other comprehensive income	18,905,219	8,405,598
Bank Loan [member]
Disclosure Of Allowance For Impairment [line items]
Loan Portfolio Sales Profits	36,947	69,935
Loan Portfolio Sales Losses	27	1,446
Corporate Bonds [Member]
Disclosure Of Allowance For Impairment [line items]
Expected credit losses	1,234	2,088
Financial Trust [member]
Disclosure Of Allowance For Impairment [line items]
Expected credit losses	109	549
Local Government Securities [member]
Disclosure Of Allowance For Impairment [line items]
Expected credit losses	$ 4,129	$ 61,064